Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 0
Impact due to adoption of new revenue standard	16,501
Current period accrual	106,652
Ending balance	¥ 123,153